EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of breakdown of capital stock by nature

	12.31.22	12.31.21	12.31.20
Common shares	1,082,473,246	812,473,246	812,473,246
Treasury shares	(4,356,397)	(5,053,554)	(4,766,084)
Outstanding shares	1,078,116,849	807,419,692	807,707,162

Schedule of breakdown of the capital by owner

	12.31.22		12.31.21
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	360,133,580	33.27	269,734,803	33.20
Caixa de Previd. dos Func. do Banco do Brasil	67,560,738	6.24	49,829,952	6.13
Kapitalo Investimentos Ltda.	55,730,079	5.15	40,784,398	5.02
Management
Board of Directors	518,900	0.05	6,314,932	0.78
Executives	655,163	0.06	917,317	0.11
Treasury shares	4,356,397	0.40	5,053,554	0.62
Other	593,518,389	54.83	439,838,290	54.14
	1,082,473,246	100.00	812,473,246	100.00

Schedule of rollforward of outstanding shares

Quantity of outstanding of shares
	12.31.22	12.31.21	12.31.20
Shares at the beginning of the year	807,419,692	807,707,162	811,759,800
Purchase of treasury shares	-	(1,232,300)	(4,836,000)
Issue of shares on 02.01.22	270,000,000	-	-
Delivery of restricted shares	697,157	944,830	783,362
Shares at the end of the year	1,078,116,849	807,419,692	807,707,162

Schedule of capital reserve

	12.31.22	12.31.21	12.31.20
Capital reserves	2,338,476	141,834	141,834
Other equity transactions	(77,825)	(67,531)	246
Share-based payments	195,655	205,949	214,711
Acquisition of non-controlling interest	(273,260)	(273,260)	(214,245)
Capital transactions with controlled entities	(220)	(220)	(220)
	2,260,651	74,303	142,080

Schedule of treasury shares

Quantity of outstanding of shares
	12.31.22	12.31.21	12.31.20
Shares at the beggining of the year	5,053,554	4,766,084	713,446
Purchase of treasury shares	-	1,232,300	4,836,000
Delivery of restricted shares	(697,157)	(944,830)	(783,362)
Shares at the end of the year	4,356,397	5,053,554	4,766,084